CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 2.6%
Entertainment - 2.0%
Live Nation Entertainment Inc.	45,646	$3,674,047	*

Interactive Media & Services - 0.6%
Bumble Inc., Class A Shares	46,743	1,203,632	*

TOTAL COMMUNICATION SERVICES		4,877,679

CONSUMER DISCRETIONARY - 15.4%
Auto Components - 2.1%
Aptiv PLC	33,213	3,756,058	*

Hotels, Restaurants & Leisure - 4.5%
Chipotle Mexican Grill Inc.	3,235	5,326,039	*
Expedia Group Inc.	25,396	2,902,763	*

Total Hotels, Restaurants & Leisure		8,228,802

Internet & Direct Marketing Retail - 3.4%
Etsy Inc.	23,100	3,178,098	*
MercadoLibre Inc.	2,580	3,048,760	*

Total Internet & Direct Marketing Retail		6,226,858

Specialty Retail - 5.4%
Burlington Stores Inc.	18,902	4,344,247	*
Five Below Inc.	22,600	4,455,138	*
Petco Health & Wellness Co. Inc.	101,426	1,185,670	*

Total Specialty Retail		9,985,055

TOTAL CONSUMER DISCRETIONARY		28,196,773

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 4.2%
Casey’s General Stores Inc.	13,397	3,160,486
Performance Food Group Co.	73,886	4,530,690	*

TOTAL CONSUMER STAPLES		7,691,176

ENERGY - 3.3%
Energy Equipment & Services - 0.5%
Baker Hughes Co.	30,600	971,244

Oil, Gas & Consumable Fuels - 2.8%
EQT Corp.	49,100	1,604,097
Pioneer Natural Resources Co.	15,075	3,472,526

Total Oil, Gas & Consumable Fuels		5,076,623

TOTAL ENERGY		6,047,867

FINANCIALS - 2.4%
Banks - 1.1%
First Republic Bank	14,806	2,085,869

See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2023 Quarterly Report	1

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - 1.3%
Tradeweb Markets Inc., Class A Shares	30,511	$2,274,290

TOTAL FINANCIALS		4,360,159

HEALTH CARE - 17.2%
Health Care Equipment & Supplies - 5.5%
IDEXX Laboratories Inc.	9,106	4,375,433	*
Insulet Corp.	9,682	2,781,832	*
STERIS PLC	13,764	2,842,404

Total Health Care Equipment & Supplies		9,999,669

Health Care Technology - 2.3%
Doximity Inc., Class A Shares	72,440	2,554,959	*
Veeva Systems Inc., Class A Shares	10,255	1,748,990	*

Total Health Care Technology		4,303,949

Life Sciences Tools & Services - 9.4%
Bio-Techne Corp.	31,836	2,536,056
Charles River Laboratories International Inc.	15,086	3,669,669	*
Mettler-Toledo International Inc.	4,811	7,374,878	*
Stevanato Group SpA	96,188	1,892,980
Syneos Health Inc.	49,151	1,765,504	*

Total Life Sciences Tools & Services		17,239,087

TOTAL HEALTH CARE		31,542,705

INDUSTRIALS - 18.4%
Air Freight & Logistics - 0.9%
GXO Logistics Inc.	29,889	1,564,091	*

Building Products - 1.6%
Advanced Drainage Systems Inc.	15,100	1,522,684
Trex Co. Inc.	27,100	1,428,712	*

Total Building Products		2,951,396

Commercial Services & Supplies - 2.6%
Copart Inc.	71,114	4,736,904	*

Construction & Engineering - 3.4%
WillScot Mobile Mini Holdings Corp.	130,344	6,316,470	*

Machinery - 4.4%
IDEX Corp.	19,988	4,790,724
RBC Bearings Inc.	13,551	3,306,037	*

Total Machinery		8,096,761

Professional Services - 2.3%
CoStar Group Inc.	54,145	4,217,896	*

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Growth Fund 2023 Quarterly Report

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Road & Rail - 0.9%
Lyft Inc., Class A Shares	45,662	$742,007	*
XPO Inc.	23,694	944,443	*

Total Road & Rail		1,686,450

Trading Companies & Distributors - 2.3%
United Rentals Inc.	9,346	4,121,119	*

TOTAL INDUSTRIALS		33,691,087

INFORMATION TECHNOLOGY - 28.9%
Electronic Equipment, Instruments & Components - 2.1%
Keysight Technologies Inc.	21,878	3,923,819	*

IT Services - 1.0%
Globant SA	6,300	1,021,734	*
MongoDB Inc.	3,300	706,893	*

Total IT Services		1,728,627

Semiconductors & Semiconductor Equipment - 5.7%
Enphase Energy Inc.	3,700	819,106	*
Entegris Inc.	23,196	1,872,149
Marvell Technology Inc.	97,191	4,193,792
Monolithic Power Systems Inc.	8,373	3,571,587

Total Semiconductors & Semiconductor Equipment		10,456,634

Software - 20.1%
AppLovin Corp., Class A Shares	57,455	729,678	*
Aspen Technology Inc.	8,960	1,780,800	*
Atlassian Corp. Ltd., Class A Shares	5,853	945,962	*
Black Knight Inc.	25,251	1,529,958	*
Datadog Inc., Class A Shares	36,412	2,723,982	*
DocuSign Inc.	27,904	1,692,099	*
Five9 Inc.	22,329	1,759,079	*
Fortinet Inc.	110,530	5,785,140	*
HubSpot Inc.	14,102	4,893,535	*
Palo Alto Networks Inc.	27,381	4,343,722	*
Paylocity Holding Corp.	15,280	3,182,671	*
ServiceNow Inc.	4,525	2,059,463	*
Splunk Inc.	26,414	2,529,669	*
Workday Inc., Class A Shares	16,191	2,937,533	*

Total Software		36,893,291

TOTAL INFORMATION TECHNOLOGY		53,002,371

MATERIALS - 2.0%
Construction Materials - 2.0%
Martin Marietta Materials Inc.	10,358	3,725,151

See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2023 Quarterly Report	3

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2023

SECURITY		SHARES	VALUE
REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Americold Realty Trust Inc.		57,525	$1,806,860
SBA Communications Corp.		13,349	3,971,728

TOTAL REAL ESTATE			5,778,588

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $144,691,179)			178,913,556

	RATE
SHORT-TERM INVESTMENTS - 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	3,321,341	3,321,341	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%	1,423,432	1,423,432	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,744,773)			4,744,773

TOTAL INVESTMENTS - 100.1% (Cost - $149,435,952)			183,658,329
Liabilities in Excess of Other Assets - (0.1)%			(217,296)

TOTAL NET ASSETS - 100.0%			$183,441,033

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $1,423,432 and the cost was $1,423,432 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Growth Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$178,913,556	—	—	$178,913,556
Short-Term Investments†	4,744,773	—	—	4,744,773

Total Investments	$183,658,329	—	—	$183,658,329

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,644,284	$4,553,026	4,553,026	$4,773,878	4,773,878

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$16,318	—	$1,423,432

7